Equity Investment Disclosure (Details) - Kbridge Resources Development, a company related to the CEO - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity investments, ownership percentage	47.96%	28.57%
Purchase of equity investments	$ 6,608	$ 256,560